Revenue: - Recognized revenue from the major sources (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Revenue	$ 4,652	$ 4,633	$ 3,752
Data processing services
Revenue:
Revenue	4,512	4,212	3,032
Energy storage systems
Revenue:
Revenue	$ 140	236	442
Other
Revenue:
Revenue		$ 185	$ 278